Share capital and other reserves - Allotted, called up and fully paid shares (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 05, 2022 USD ($) $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2021 GBP (£) shares
Disclosure of classes of share capital [line items]
Number of shares allotted, called up and fully paid shares			214,211,021	209,135,382
Share capital | £			£ 15,952	£ 15,804
Number of shares issued		5,075,639
Exercise of EMI Options
Disclosure of classes of share capital [line items]
Number of shares issued upon exercise of options		3,821,565
Number of shares issued		3,821,565
EMI options Exercised
Disclosure of classes of share capital [line items]
Number of shares issued upon exercise of options		645,571
Held in Deposit at Custodian
Disclosure of classes of share capital [line items]
Number of shares issued upon exercise of options		3,175,994
Equity subscription line with Nomura
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.0001
Maximum aggregate gross purchase price | $	$ 100
Number of shares issued		1,103,863
Ordinary Share
Disclosure of classes of share capital [line items]
Number of shares authorized			500,000,000
Par value per share | $ / shares		$ 0.0001
Number of shares allotted, called up and fully paid shares			214,211,021	209,135,382
Share capital | £			£ 15,952	£ 15,804
Number of shares issued		5,075,639